Business Combinations - Additional Information (Details) $ / shares in Units, $ in Thousands												3 Months Ended		6 Months Ended		12 Months Ended
	May 19, 2022 USD ($)	May 01, 2022 USD ($)	Apr. 30, 2022 USD ($) installment	Feb. 12, 2022 USD ($)	Dec. 12, 2021 USD ($) installment shares	Dec. 09, 2021 USD ($) installment	Nov. 19, 2021 USD ($) installment	Nov. 12, 2021 USD ($) vote installment $ / shares shares	Jun. 28, 2021 USD ($) $ / shares shares	May 01, 2021 USD ($) installment	Feb. 12, 2021 USD ($) installment	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) vote	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) vote	Dec. 31, 2021 USD ($) businessCombination	Dec. 31, 2021 USD ($) asset_acquisition	Dec. 31, 2021 USD ($) business_combination	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Number of businesses acquired																		5		5
Number of asset acquisition | asset_acquisition																			1
Sale of stock, price per share (in usd per share) | $ / shares									$ 10.00
Consideration received on transaction									$ 275,000
Reverse recapitalization, net								$ 762,052
Reverse recapitalization, equity consideration, value								$ 595,468
Reverse recapitalization, equity consideration (in shares) | shares								51,300,000
Reverse recapitalization, equity consideration (in dollars per share) | $ / shares								$ 10.00
Cash acquired through reverse recapitalization								$ 166,584
Proceeds from recapitalization transaction								333,946								$ 333,946					$ 0
Payments as a result of recapitalization transaction								167,510								167,510					0
Reverse recapitalization expenses					$ 39,914			39,914
Accrued reverse recapitalization costs					$ 6,769			$ 6,769
Number of common stock, vote per share | vote								1						1			1
Recapitalization exchange ratio								591
Adjustments to additional paid in capital, reverse recapitalization								$ 142,557
Payment of deferred consideration liability for acquisition														$ 759	$ 0	50					$ 0
Acquisition and integration expenses paid												$ 111	$ 107	533	$ 197	476
Common stock
Business Acquisition [Line Items]
Sale of stock issued (in shares) | shares									17,500,000
Preferred stock
Business Acquisition [Line Items]
Sale of stock issued (in shares) | shares									100,000
Public Warrants
Business Acquisition [Line Items]
Number of securities called by each warrant (in shares) | shares					1			1
Derivative Warrant Liability
Business Acquisition [Line Items]
Class of warrant forfeited (in warrants) | shares								555,791
Legacy TOI Earnout Shares
Business Acquisition [Line Items]
Contingent consideration, liability (in shares) | shares								12,500,000
Oncology Association PA
Business Acquisition [Line Items]
Weighted average useful life							2 years			10 years
Fair value of total consideration transferred										$ 500
Cash consideration										200
Asset acquisition, deferred cash consideration		$ 100								$ 300
Number of installments | installment										3
Raiker
Business Acquisition [Line Items]
Total consideration transferred											$ 1,710
Cash											892
Deferred consideration											$ 818
Number of installments | installment											2
Payment of deferred consideration liability for acquisition				$ 409
Intangibles assets acquired											$ 0					0	$ 0	$ 0	$ 0	$ 0
Cumulative revenue														2,370
Cumulative net loss														$ 230
Grant
Business Acquisition [Line Items]
Total consideration transferred								$ 1,049			1,049
Cash								849			849
Deferred consideration								$ 200			200
Number of installments | installment					2			2
Intangibles assets acquired								$ 450								450	450	450	450	450
Weighted average useful life								10 years
Grant | Clinical contracts
Business Acquisition [Line Items]
Weighted average useful life								5 years
Orr
Business Acquisition [Line Items]
Total consideration transferred								$ 1,016			1,016
Cash								816			816
Deferred consideration								$ 200			200
Number of installments | installment								2
Intangibles assets acquired								$ 150								150	150	150	150	150
Weighted average useful life								10 years
Orr | Clinical contracts
Business Acquisition [Line Items]
Weighted average useful life								5 years
Dave
Business Acquisition [Line Items]
Total consideration transferred							$ 2,750				2,750
Cash							2,000				2,000
Deferred consideration	$ 250						$ 750				750
Number of installments | installment							3
Intangibles assets acquired							$ 77									77	77	77	77	77
Yang
Business Acquisition [Line Items]
Total consideration transferred						$ 7,115					7,115
Cash						4,615					4,615
Deferred consideration						$ 2,500					$ 2,500
Number of installments | installment						2
Intangibles assets acquired						$ 68										68	68	68	68	68
Weighted average useful life						10 years
Yang | Clinical contracts
Business Acquisition [Line Items]
Weighted average useful life						5 years
Perkins
Business Acquisition [Line Items]
Total consideration transferred																10,920
Cash																8,920
Deferred consideration																2,000
Number of installments | installment			2
Intangibles assets acquired																$ 2,550	$ 2,550	$ 2,550	$ 2,550	$ 2,550
Perkins | Trade names
Business Acquisition [Line Items]
Intangibles assets acquired			$ 2,480
Weighted average useful life			10 years
Perkins | Clinical contracts
Business Acquisition [Line Items]
Intangibles assets acquired			$ 70
Weighted average useful life			5 years